Condensed Consolidated Statements of Income and Comprehensive Income (Parenthetical)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Reverse split, description	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split